Asset Retirement Obligations (Tables)	12 Months Ended
Sep. 30, 2023
Asset Retirement Obligations [Abstract]
Schedule of Asset Retirement Obligations	Following are the asset retirement obligations recognized by the Company:
Asset Retirement Obligations
$
As of October 1, 2022	—
Liabilities incurred in the current period	48,474
Accretion of liability	1,002
Foreign currency translation adjustment	(401)
As of September 30, 2023	49,075
	As of September 30, 2023	As of September 30, 2022
	$	$
Asset retirement obligations
Current portion	24,502	—
Non-current portion	24,573	—
Total	49,075	—